(Loss)/Earnings Per Share - Summary of Basic and Diluted Net Income (Loss) Per Common Share (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Class of Stock [Line Items]
Net (loss)/income	$ 29,510,928	$ (3,639,979)	$ (393,761)
Less: Cumulative dividends on Series A Preferred Shares	(1,740,983)	(140,246)	0
Less: Deemed dividend on warrant inducement (Note 8)	(2,943,675)
Less: Undistributed earnings allocated to non-vested shares	(61,899)
Net (loss)/income attributable to common shareholders, basic	$ 24,764,371	$ (3,780,225)	$ (393,761)
Weighted average number of shares outstanding, basic	128,384,995	4,775,272	4,775,272
Weighted average number of shares outstanding, diluted	128,773,970	4,775,272	4,775,272
(Loss)/Earnings per share, Basic	$ 0.19	$ (0.79)	$ (0.08)
(Loss)/Earnings per share, Diluted	$ 0.19	$ (0.79)	$ (0.08)